UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®
Investment portfolio

July 31, 2011
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	160,308	$3,142
EuroPacific Growth Fund, Class R-6	42,369	1,800
The Growth Fund of America, Inc., Class R-6	99,825	3,140
The New Economy Fund, Class R-6	67,342	1,795
New Perspective Fund, Inc., Class R-6	106,999	3,144
New World Fund, Inc., Class R-6	32,655	1,813
SMALLCAP World Fund, Inc., Class R-6	79,870	3,146
		17,980

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Class R-6	138,477	3,591
Capital World Growth and Income Fund, Inc., Class R-6	87,073	3,148
Fundamental Investors, Class R-6	95,379	3,588
International Growth and Income Fund, Class R-6	56,410	1,804
The Investment Company of America, Class R-6	142,367	4,035
Washington Mutual Investors Fund, Class R-6	142,367	4,035
		20,201

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	96,993	1,799
Capital Income Builder, Class R-6	26,534	1,357
The Income Fund of America, Class R-6	79,451	1,349
		4,505

BOND FUNDS — 5.1%
U.S. Government Securities Fund, Class R-6	160,362	2,280

Total investment securities (cost: $44,072,000)		44,966
Other assets less liabilities		(27)

Net assets		$44,939

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$894
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	894
Cost of investment securities for federal income tax purposes	44,072

American Funds 2050 Target Date Retirement Fund®
Investment portfolio

July 31, 2011
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	1,601,200	$31,384
EuroPacific Growth Fund, Class R-6	430,531	18,293
The Growth Fund of America, Inc., Class R-6	1,000,076	31,452
The New Economy Fund, Class R-6	679,069	18,097
New Perspective Fund, Inc., Class R-6	1,075,686	31,604
New World Fund, Inc., Class R-6	329,075	18,274
SMALLCAP World Fund, Inc., Class R-6	800,815	31,544
		180,648

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Class R-6	1,383,845	35,883
Capital World Growth and Income Fund, Inc., Class R-6	881,357	31,861
Fundamental Investors, Class R-6	953,855	35,884
International Growth and Income Fund, Class R-6	572,980	18,330
The Investment Company of America, Class R-6	1,425,881	40,409
Washington Mutual Investors Fund, Class R-6	1,425,755	40,406
		202,773

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	978,620	18,153
Capital Income Builder, Class R-6	268,617	13,737
The Income Fund of America, Class R-6	802,740	13,631
		45,521

BOND FUNDS — 5.1%
U.S. Government Securities Fund, Class R-6	1,634,738	23,246

Total investment securities (cost: $414,082,000)		452,188
Other assets less liabilities		(336)

Net assets		$451,852

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$38,151
Gross unrealized depreciation on investment securities	(54)
Net unrealized appreciation on investment securities	38,097
Cost of investment securities for federal income tax purposes	414,091

American Funds 2045 Target Date Retirement Fund®
Investment portfolio

July 31, 2011
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.9%
AMCAP Fund, Class R-6	1,617,722	$31,707
EuroPacific Growth Fund, Class R-6	433,725	18,429
The Growth Fund of America, Inc., Class R-6	1,008,775	31,726
The New Economy Fund, Class R-6	685,438	18,267
New Perspective Fund, Inc., Class R-6	1,085,162	31,882
New World Fund, Inc., Class R-6	332,903	18,486
SMALLCAP World Fund, Inc., Class R-6	808,568	31,850
		182,347

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Class R-6	1,398,962	36,275
Capital World Growth and Income Fund, Inc., Class R-6	890,745	32,201
Fundamental Investors, Class R-6	963,242	36,237
International Growth and Income Fund, Class R-6	579,278	18,531
The Investment Company of America, Class R-6	1,439,801	40,804
Washington Mutual Investors Fund, Class R-6	1,439,817	40,804
		204,852

EQUITY-INCOME AND BALANCED FUNDS — 10.1%
American Balanced Fund, Class R-6	987,819	18,324
Capital Income Builder, Class R-6	271,191	13,869
The Income Fund of America, Class R-6	810,280	13,758
		45,951

BOND FUNDS — 5.1%
U.S. Government Securities Fund, Class R-6	1,657,901	23,576

Total investment securities (cost: $410,670,000)		456,726
Other assets less liabilities		(310)

Net assets		$456,416

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$46,056
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	46,056
Cost of investment securities for federal income tax purposes	410,670

American Funds 2040 Target Date Retirement Fund®
Investment portfolio

July 31, 2011
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	3,246,661	$63,635
EuroPacific Growth Fund, Class R-6	873,460	37,113
The Growth Fund of America, Inc., Class R-6	2,029,396	63,824
The New Economy Fund, Class R-6	1,377,672	36,715
New Perspective Fund, Inc., Class R-6	2,184,684	64,186
New World Fund, Inc., Class R-6	670,462	37,231
SMALLCAP World Fund, Inc., Class R-6	1,627,851	64,121
		366,825

GROWTH-AND-INCOME FUNDS — 44.8%
American Mutual Fund, Class R-6	2,812,628	72,931
Capital World Growth and Income Fund, Inc., Class R-6	1,792,003	64,781
Fundamental Investors, Class R-6	1,930,916	72,641
International Growth and Income Fund, Class R-6	1,163,530	37,221
The Investment Company of America, Class R-6	2,895,895	82,070
Washington Mutual Investors Fund, Class R-6	2,886,891	81,815
		411,459

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	1,988,132	36,880
Capital Income Builder, Class R-6	545,040	27,873
The Income Fund of America, Class R-6	1,630,077	27,679
		92,432

BOND FUNDS — 5.2%
U.S. Government Securities Fund, Class R-6	3,329,051	47,339

Total investment securities (cost: $829,258,000)		918,055
Other assets less liabilities		(584)

Net assets		$917,471

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$88,793
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	88,793
Cost of investment securities for federal income tax purposes	829,262

American Funds 2035 Target Date Retirement Fund®
Investment portfolio

July 31, 2011
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.9%
AMCAP Fund, Class R-6	3,683,269	$72,192
EuroPacific Growth Fund, Class R-6	987,521	41,960
The Growth Fund of America, Inc., Class R-6	2,295,053	72,179
The New Economy Fund, Class R-6	1,558,637	41,538
New Perspective Fund, Inc., Class R-6	2,467,991	72,509
New World Fund, Inc., Class R-6	756,683	42,019
SMALLCAP World Fund, Inc., Class R-6	1,838,734	72,428
		414,825

GROWTH-AND-INCOME FUNDS — 39.9%
American Mutual Fund, Class R-6	2,786,178	72,246
Capital World Growth and Income Fund, Inc., Class R-6	1,737,221	62,801
Fundamental Investors, Class R-6	1,920,502	72,249
International Growth and Income Fund, Class R-6	1,319,411	42,208
The Investment Company of America, Class R-6	2,916,273	82,647
Washington Mutual Investors Fund, Class R-6	2,916,273	82,647
		414,798

EQUITY-INCOME AND BALANCED FUNDS — 15.1%
American Balanced Fund, Class R-6	2,808,326	52,094
Capital Income Builder, Class R-6	1,026,975	52,519
The Income Fund of America, Class R-6	3,071,070	52,147
		156,760

BOND FUNDS — 5.1%
U.S. Government Securities Fund, Class R-6	3,755,613	53,405

Total investment securities (cost: $947,626,000)		1,039,788
Other assets less liabilities		(594)

Net assets		$1,039,194

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$93,557
Gross unrealized depreciation on investment securities	(1,395)
Net unrealized appreciation on investment securities	92,162
Cost of investment securities for federal income tax purposes	947,626

American Funds 2030 Target Date Retirement Fund®
Investment portfolio

July 31, 2011
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	5,633,812	$110,423
EuroPacific Growth Fund, Class R-6	1,512,525	64,267
The Growth Fund of America, Inc., Class R-6	3,512,861	110,479
The New Economy Fund, Class R-6	2,386,422	63,598
New Perspective Fund, Inc., Class R-6	3,782,405	111,127
New World Fund, Inc., Class R-6	1,159,114	64,366
SMALLCAP World Fund, Inc., Class R-6	2,813,953	110,842
		635,102

GROWTH-AND-INCOME FUNDS — 34.9%
American Mutual Fund, Class R-6	3,645,426	94,526
Capital World Growth and Income Fund, Inc., Class R-6	2,215,531	80,091
Fundamental Investors, Class R-6	2,503,584	94,185
International Growth and Income Fund, Class R-6	1,513,608	48,420
The Investment Company of America, Class R-6	3,897,944	110,468
Washington Mutual Investors Fund, Class R-6	4,438,964	125,800
		553,490

EQUITY-INCOME AND BALANCED FUNDS — 20.1%
American Balanced Fund, Class R-6	6,867,265	127,388
Capital Income Builder, Class R-6	1,870,083	95,636
The Income Fund of America, Class R-6	5,629,270	95,585
		318,609

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	5,658,676	80,466

Total investment securities (cost: $1,440,913,000)		1,587,667
Other assets less liabilities		(940)

Net assets		$1,586,727

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$147,739
Gross unrealized depreciation on investment securities	(992)
Net unrealized appreciation on investment securities	146,747
Cost of investment securities for federal income tax purposes	1,440,920

American Funds 2025 Target Date Retirement Fund®
Investment portfolio

July 31, 2011
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 34.9%
AMCAP Fund, Class R-6	4,811,294	$94,301
EuroPacific Growth Fund, Class R-6	1,500,617	63,761
The Growth Fund of America, Inc., Class R-6	3,003,828	94,471
The New Economy Fund, Class R-6	1,778,719	47,403
New Perspective Fund, Inc., Class R-6	3,759,271	110,447
New World Fund, Inc., Class R-6	859,086	47,705
SMALLCAP World Fund, Inc., Class R-6	2,405,007	94,733
		552,821

GROWTH-AND-INCOME FUNDS — 34.9%
American Mutual Fund, Class R-6	3,633,890	94,227
Capital World Growth and Income Fund, Inc., Class R-6	2,199,697	79,519
Fundamental Investors, Class R-6	2,504,699	94,227
International Growth and Income Fund, Class R-6	1,498,617	47,941
The Investment Company of America, Class R-6	3,883,106	110,047
Washington Mutual Investors Fund, Class R-6	4,442,398	125,897
		551,858

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	6,839,546	126,873
Capital Income Builder, Class R-6	1,871,620	95,715
The Income Fund of America, Class R-6	5,601,570	95,115
		317,703

BOND FUNDS — 10.2%
U.S. Government Securities Fund, Class R-6	11,333,103	161,157

Total investment securities (cost: $1,481,399,000)		1,583,539
Other assets less liabilities		(1,103)

Net assets		$1,582,436

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$103,756
Gross unrealized depreciation on investment securities	(1,616)
Net unrealized appreciation on investment securities	102,140
Cost of investment securities for federal income tax purposes	1,481,399

American Funds 2020 Target Date Retirement Fund®
Investment portfolio

July 31, 2011
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 19.9%
AMCAP Fund, Class R-6	3,786,815	$74,222
EuroPacific Growth Fund, Class R-6	1,311,568	55,728
The Growth Fund of America, Inc., Class R-6	2,376,060	74,727
New Perspective Fund, Inc., Class R-6	3,172,583	93,210
New World Fund, Inc., Class R-6	334,292	18,563
SMALLCAP World Fund, Inc., Class R-6	1,418,319	55,868
		372,318

GROWTH-AND-INCOME FUNDS — 34.7%
American Mutual Fund, Class R-6	4,264,579	110,581
Capital World Growth and Income Fund, Inc., Class R-6	2,599,863	93,985
Fundamental Investors, Class R-6	2,941,556	110,661
International Growth and Income Fund, Class R-6	1,766,462	56,509
The Investment Company of America, Class R-6	4,579,860	129,793
Washington Mutual Investors Fund, Class R-6	5,205,607	147,527
		649,056

EQUITY-INCOME AND BALANCED FUNDS — 20.1%
American Balanced Fund, Class R-6	8,082,983	149,939
Capital Income Builder, Class R-6	2,215,832	113,318
The Income Fund of America, Class R-6	6,620,485	112,416
		375,673

BOND FUNDS — 25.3%
American Funds Mortgage Fund, Class R-6	9,479,818	94,988
Capital World Bond Fund, Class R-6	4,442,603	94,983
Intermediate Bond Fund of America, Class R-6	6,979,139	94,986
U.S. Government Securities Fund, Class R-6	13,256,939	188,514
		473,471

Total investment securities (cost: $1,797,002,000)		1,870,518
Other assets less liabilities		(900)

Net assets		$1,869,618

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$76,816
Gross unrealized depreciation on investment securities	(3,355)
Net unrealized appreciation on investment securities	73,461
Cost of investment securities for federal income tax purposes	1,797,057

American Funds 2015 Target Date Retirement Fund®
Investment portfolio

July 31, 2011
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 14.8%
AMCAP Fund, Class R-6	2,843,370	$55,730
EuroPacific Growth Fund, Class R-6	982,792	41,759
The Growth Fund of America, Inc., Class R-6	1,329,142	41,801
New Perspective Fund, Inc., Class R-6	2,372,313	69,699
		208,989

GROWTH-AND-INCOME FUNDS — 29.7%
American Mutual Fund, Class R-6	3,206,259	83,138
Capital World Growth and Income Fund, Inc., Class R-6	1,943,361	70,252
Fundamental Investors, Class R-6	1,842,071	69,299
International Growth and Income Fund, Class R-6	885,128	28,315
The Investment Company of America, Class R-6	2,948,114	83,550
Washington Mutual Investors Fund, Class R-6	2,928,997	83,008
		417,562

EQUITY-INCOME AND BALANCED FUNDS — 19.9%
American Balanced Fund, Class R-6	6,048,915	112,207
Capital Income Builder, Class R-6	1,656,544	84,716
The Income Fund of America, Class R-6	4,945,435	83,974
		280,897

BOND FUNDS — 35.6%
American Funds Mortgage Fund, Class R-6	7,170,148	71,845
The Bond Fund of America, Class R-6	5,774,805	71,896
Capital World Bond Fund, Class R-6	3,374,106	72,138
Intermediate Bond Fund of America, Class R-6	10,474,707	142,561
U.S. Government Securities Fund, Class R-6	10,025,371	142,561
		501,001

Total investment securities (cost: $1,376,672,000)		1,408,449
Other assets less liabilities		(919)

Net assets		$1,407,530

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$43,088
Gross unrealized depreciation on investment securities	(11,328)
Net unrealized appreciation on investment securities	31,760
Cost of investment securities for federal income tax purposes	1,376,689

American Funds 2010 Target Date Retirement Fund®
Investment portfolio

July 31, 2011
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 4.9%
AMCAP Fund, Class R-6	908,133	$17,799
The Growth Fund of America, Inc., Class R-6	283,604	8,919
New Perspective Fund, Inc., Class R-6	609,243	17,900
		44,618

GROWTH-AND-INCOME FUNDS — 24.5%
American Mutual Fund, Class R-6	2,049,047	53,132
Capital World Growth and Income Fund, Inc., Class R-6	996,848	36,036
Fundamental Investors, Class R-6	942,180	35,445
International Growth and Income Fund, Class R-6	281,492	9,005
The Investment Company of America, Class R-6	1,570,075	44,496
Washington Mutual Investors Fund, Class R-6	1,561,850	44,263
		222,377

EQUITY-INCOME AND BALANCED FUNDS — 24.9%
American Balanced Fund, Class R-6	3,391,766	62,917
Capital Income Builder, Class R-6	1,593,171	81,475
The Income Fund of America, Class R-6	4,768,960	80,977
		225,369

BOND FUNDS — 45.7%
American Funds Mortgage Fund, Class R-6	9,179,889	91,982
American High-Income Trust, Class R-6	4,040,579	46,063
The Bond Fund of America, Class R-6	7,389,577	92,000
Capital World Bond Fund, Class R-6	2,153,653	46,045
Intermediate Bond Fund of America, Class R-6	6,746,807	91,824
U.S. Government Securities Fund, Class R-6	3,243,638	46,125
		414,039

Total investment securities (cost: $913,012,000)		906,403
Other assets less liabilities		(270)

Net assets		$906,133

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Classifications — The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2011, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$18,838
Gross unrealized depreciation on investment securities	(25,617)
Net unrealized depreciation on investment securities	(6,779)
Cost of investment securities for federal income tax purposes	913,182

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-850-0911O-S29389

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2011

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2011